Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
Entity Central Index Key	0001083387
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Internet Fund
Class Name	Advisor Class A
Trading Symbol	KINAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Internet Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$183	1.92%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Advisor Class A posted a 9.27% loss trailing the S&P 500 Index and the NASDAQ Composite Index which posted 17.88% and 21.14%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was largely driven by its exposure to blockchain and cryptocurrency. Bitcoin prices reached an all-time high price this year, but declined into the year end. Regardless, Bitcoin continues to distinguish itself from other cryptocurrencies, which is supported by an increasingly supportive regulatory environment. The Fund also experienced losses in various “hard asset” companies, which we believe stand to benefit from rising price levels as well as technological innovations, particularly in the energy sector. These losses were partially offset by gains in defense technology, financial exchange and payments companies.
POSITIONING
The portfolio remains focused on undervalued companies participating in the growth of the internet as well as companies that provide new services or products made possible by internet-related technologies. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within financial services (exchanges), specifically Miami International Holdings (Ticker: MIAX).
The Fund’s top detractor: Security selection within the blockchain/crypto, specifically Grayscale Bitcoin Trust (Ticker: GBTC).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class A (without sales charge)	-9.27	12.43	15.21
Advisor Class A (with sales charge)	-14.49	11.11	14.53
S&P 500 TR	17.88	14.42	14.82
NASDAQ Composite Total Return Index	21.14	13.35	17.66
NASDAQ Composite Index Price	20.36	12.52	16.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 281,748,329
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 4,229,249
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$281,748,329
Number of Holdings	42
Net Advisory Fee	$4,229,249
Portfolio Turnover	45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Finance and Insurance	61.4%
Utilities	19.3%
Professional, Scientific, and Technical Services	4.4%
Real Estate and Rental and Leasing	1.3%
Manufacturing	1.2%
Information	1.2%
Administrative and Support and Waste Management and Remediation Services	1.0%
Management of Companies and Enterprises	0.2%
Arts, Entertainment, and Recreation	0.2%
Cash & Other	9.8%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	52.0%
Texas Pacific Land Corp.	19.3%
Grayscale Bitcoin Mini Trust ETF	5.9%
CACI International, Inc.	3.8%
Miami International Holdings Inc.	2.7%
OTC Markets Group, Inc. - Class A	2.2%
Bolt Data & Energy Inc.	1.4%
Galaxy Digital, Inc.	1.2%
Landbridge Co. LLC	1.2%
Mastercard, Inc.	1.0%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Internet Fund
Class Name	Advisor Class C
Trading Symbol	KINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Internet Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$230	2.42%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.42%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Advisor Class C posted a 9.72% loss trailing the S&P 500 Index and the NASDAQ Composite Index which posted 17.88% and 21.14%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was largely driven by its exposure to blockchain and cryptocurrency. Bitcoin prices reached an all-time high price this year, but declined into the year end. Regardless, Bitcoin continues to distinguish itself from other cryptocurrencies, which is supported by an increasingly supportive regulatory environment. The Fund also experienced losses in various “hard asset” companies, which we believe stand to benefit from rising price levels as well as technological innovations, particularly in the energy sector. These losses were partially offset by gains in defense technology, financial exchange and payments companies.
POSITIONING
The portfolio remains focused on undervalued companies participating in the growth of the internet as well as companies that provide new services or products made possible by internet-related technologies. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within financial services (exchanges), specifically Miami International Holdings (Ticker: MIAX).
The Fund’s top detractor: Security selection within the blockchain/crypto, specifically Grayscale Bitcoin Trust (Ticker: GBTC).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class C (without sales charge)	-9.72	11.87	14.64
Advisor Class C (with sales charge)	-10.60	11.87	14.64
S&P 500 TR	17.88	14.42	14.82
NASDAQ Composite Total Return Index	21.14	13.35	17.66
NASDAQ Composite Index Price	20.36	12.52	16.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 281,748,329
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 4,229,249
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$281,748,329
Number of Holdings	42
Net Advisory Fee	$4,229,249
Portfolio Turnover	45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Finance and Insurance	61.4%
Utilities	19.3%
Professional, Scientific, and Technical Services	4.4%
Real Estate and Rental and Leasing	1.3%
Manufacturing	1.2%
Information	1.2%
Administrative and Support and Waste Management and Remediation Services	1.0%
Management of Companies and Enterprises	0.2%
Arts, Entertainment, and Recreation	0.2%
Cash & Other	9.8%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	52.0%
Texas Pacific Land Corp.	19.3%
Grayscale Bitcoin Mini Trust ETF	5.9%
CACI International, Inc.	3.8%
Miami International Holdings Inc.	2.7%
OTC Markets Group, Inc. - Class A	2.2%
Bolt Data & Energy Inc.	1.4%
Galaxy Digital, Inc.	1.2%
Landbridge Co. LLC	1.2%
Mastercard, Inc.	1.0%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Internet Fund
Class Name	No Load Class
Trading Symbol	WWWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Internet Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$159	1.67%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s No-Load class posted a 9.04% loss trailing the S&P 500 Index and the NASDAQ Composite Index which posted 17.88% and 21.14%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was largely driven by its exposure to blockchain and cryptocurrency. Bitcoin prices reached an all-time high price this year, but declined into the year end. Regardless, Bitcoin continues to distinguish itself from other cryptocurrencies, which is supported by an increasingly supportive regulatory environment. The Fund also experienced losses in various “hard asset” companies, which we believe stand to benefit from rising price levels as well as technological innovations, particularly in the energy sector. These losses were partially offset by gains in defense technology, financial exchange and payments companies.
POSITIONING
The portfolio remains focused on undervalued companies participating in the growth of the internet as well as companies that provide new services or products made possible by internet-related technologies. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within financial services (exchanges), specifically Miami International Holdings (Ticker: MIAX).
The Fund’s top detractor: Security selection within the blockchain/crypto, specifically Grayscale Bitcoin Trust (Ticker: GBTC).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
No Load Class (without sales charge)	-9.04	12.71	15.49
S&P 500 TR	17.88	14.42	14.82
NASDAQ Composite Total Return Index	21.14	13.35	17.66
NASDAQ Composite Index Price	20.36	12.52	16.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 281,748,329
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 4,229,249
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$281,748,329
Number of Holdings	42
Net Advisory Fee	$4,229,249
Portfolio Turnover	45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Finance and Insurance	61.4%
Utilities	19.3%
Professional, Scientific, and Technical Services	4.4%
Real Estate and Rental and Leasing	1.3%
Manufacturing	1.2%
Information	1.2%
Administrative and Support and Waste Management and Remediation Services	1.0%
Management of Companies and Enterprises	0.2%
Arts, Entertainment, and Recreation	0.2%
Cash & Other	9.8%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	52.0%
Texas Pacific Land Corp.	19.3%
Grayscale Bitcoin Mini Trust ETF	5.9%
CACI International, Inc.	3.8%
Miami International Holdings Inc.	2.7%
OTC Markets Group, Inc. - Class A	2.2%
Bolt Data & Energy Inc.	1.4%
Galaxy Digital, Inc.	1.2%
Landbridge Co. LLC	1.2%
Mastercard, Inc.	1.0%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Global Fund
Class Name	Advisor Class A
Trading Symbol	KGLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Global Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$166	1.64%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Advisor Class A posted a gain of 2.55%, trailing the S&P 500 Index and MSCI All Country World Index which posted 17.88% and 22.34%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in blockchain/Bitcoin related investments as well as land companies. These investments remain strong long-term investments, despite having mixed performance this year. These losses were partially offset by gains in electric utility, precious metal royalty and insurance holding companies.
POSITIONING
The portfolio remains focused on global companies with unique business models exhibiting market mispricing and dislocation. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within precious metals, specifically Wheaton Precious Metals (Ticker: WPM).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class A (without sales charge)	2.55	16.34	15.45
Advisor Class A (with sales charge)	-3.34	14.98	14.77
S&P 500 TR	17.88	14.42	14.82
MSCI ACWI Net Total Return Index (USD)	22.34	11.19	11.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 54,795,285
Holdings Count | $ / shares	79
Advisory Fees Paid, Amount	$ 795,857
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$54,795,285
Number of Holdings	79
Net Advisory Fee	$795,857
Portfolio Turnover	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Finance and Insurance	25.7%
Management of Companies and Enterprises	17.1%
Utilities	13.6%
Financials	11.8%
Mining, Quarrying, and Oil and Gas Extraction	4.5%
Real Estate and Rental and Leasing	4.4%
Wholesale Trade	3.9%
Communications	3.6%
Manufacturing	2.4%
Cash & Other	13.0%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	19.2%
Texas Pacific Land Corp.	13.6%
Hawaiian Electric Industries, Inc.	5.8%
White Mountains Insurance Group Ltd.	5.6%
Fairfax India Holdings Corp.	5.0%
Euronext N.V.	4.6%
Investor AB	4.4%
Wheaton Precious Metals Corp.	3.9%
Landbridge Co. LLC	3.2%
Royal Gold, Inc.	2.3%

Top Ten Countries	(%)
United States	63.9%
Canada	14.6%
Sweden	4.4%
Greece	4.2%
Japan	3.8%
United Kingdom	0.9%
Cayman Islands	0.5%
Netherlands	0.3%
Germany	0.3%
Cash & Other	7.1%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Global Fund
Class Name	Advisor Class C
Trading Symbol	KGLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Global Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$216	2.14%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	2.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Advisor Class C posted a gain of 2.06%, trailing the S&P 500 Index and MSCI All Country World Index which posted 17.88% and 22.34%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in blockchain/Bitcoin related investments as well as land companies. These investments remain strong long-term investments, despite having mixed performance this year. These losses were partially offset by gains in electric utility, precious metal royalty and insurance holding companies.
POSITIONING
The portfolio remains focused on global companies with unique business models exhibiting market mispricing and dislocation. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within precious metals, specifically Wheaton Precious Metals (Ticker: WPM).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class C (without sales charge)	2.06	15.75	14.78
Advisor Class C (with sales charge)	1.06	15.75	14.78
S&P 500 TR	17.88	14.42	14.82
MSCI ACWI Net Total Return Index (USD)	22.34	11.19	11.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 54,795,285
Holdings Count | $ / shares	79
Advisory Fees Paid, Amount	$ 795,857
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$54,795,285
Number of Holdings	79
Net Advisory Fee	$795,857
Portfolio Turnover	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Finance and Insurance	25.7%
Management of Companies and Enterprises	17.1%
Utilities	13.6%
Financials	11.8%
Mining, Quarrying, and Oil and Gas Extraction	4.5%
Real Estate and Rental and Leasing	4.4%
Wholesale Trade	3.9%
Communications	3.6%
Manufacturing	2.4%
Cash & Other	13.0%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	19.2%
Texas Pacific Land Corp.	13.6%
Hawaiian Electric Industries, Inc.	5.8%
White Mountains Insurance Group Ltd.	5.6%
Fairfax India Holdings Corp.	5.0%
Euronext N.V.	4.6%
Investor AB	4.4%
Wheaton Precious Metals Corp.	3.9%
Landbridge Co. LLC	3.2%
Royal Gold, Inc.	2.3%

Top Ten Countries	(%)
United States	63.9%
Canada	14.6%
Sweden	4.4%
Greece	4.2%
Japan	3.8%
United Kingdom	0.9%
Cayman Islands	0.5%
Netherlands	0.3%
Germany	0.3%
Cash & Other	7.1%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Global Fund
Class Name	No Load Class
Trading Symbol	WWWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Global Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$141	1.39%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s No-Load class posted a gain of 2.89%, trailing the S&P 500 Index and MSCI All Country World Index which posted 17.88% and 22.34%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in blockchain/Bitcoin related investments as well as land companies. These investments remain strong long-term investments, despite having mixed performance this year. These losses were partially offset by gains in electric utility, precious metal royalty and insurance holding companies.
POSITIONING
The portfolio remains focused on global companies with unique business models exhibiting market mispricing and dislocation. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within precious metals, specifically Wheaton Precious Metals (Ticker: WPM).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
No Load Class (without sales charge)	2.89	16.61	15.64
S&P 500 TR	17.88	14.42	14.82
MSCI ACWI Net Total Return Index (USD)	22.34	11.19	11.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 54,795,285
Holdings Count | $ / shares	79
Advisory Fees Paid, Amount	$ 795,857
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$54,795,285
Number of Holdings	79
Net Advisory Fee	$795,857
Portfolio Turnover	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Finance and Insurance	25.7%
Management of Companies and Enterprises	17.1%
Utilities	13.6%
Financials	11.8%
Mining, Quarrying, and Oil and Gas Extraction	4.5%
Real Estate and Rental and Leasing	4.4%
Wholesale Trade	3.9%
Communications	3.6%
Manufacturing	2.4%
Cash & Other	13.0%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	19.2%
Texas Pacific Land Corp.	13.6%
Hawaiian Electric Industries, Inc.	5.8%
White Mountains Insurance Group Ltd.	5.6%
Fairfax India Holdings Corp.	5.0%
Euronext N.V.	4.6%
Investor AB	4.4%
Wheaton Precious Metals Corp.	3.9%
Landbridge Co. LLC	3.2%
Royal Gold, Inc.	2.3%

Top Ten Countries	(%)
United States	63.9%
Canada	14.6%
Sweden	4.4%
Greece	4.2%
Japan	3.8%
United Kingdom	0.9%
Cayman Islands	0.5%
Netherlands	0.3%
Germany	0.3%
Cash & Other	7.1%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Paradigm Fund
Class Name	Advisor Class A
Trading Symbol	KNPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Paradigm Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$175	1.89%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Advisor Class A posted a loss of 14.80% trailing the S&P 500 Index and MSCI All Country World Index which rose 17.88% and 22.34%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies, which we believe are well-positioned to benefit from infrastructure development related to energy, water and power transmission. However, these companies have legacy energy businesses, which were negatively impacted by materially lower oil prices. The energy exposure is limited to royalties and infrastructure but proved vulnerable to macroeconomic factors. Blockchain and cryptocurrency also detracted modestly from returns, with Bitcoin prices ultimately ending the year lower after making all-time highs in October. These losses were partially offset by exposure to precious metal royalty companies, and to a lesser extent, power utilities and financial exchanges.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions, particularly in a sustained inflationary environment. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within precious metal royalties, specifically Franco Nevada Corporation (Ticker: FNV).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class A (without sales charge)	-14.80	18.72	16.45
Advisor Class A (with sales charge)	-19.70	17.32	15.76
S&P 500 TR	17.88	14.42	14.82
MSCI ACWI Net Total Return Index (USD)	22.34	11.19	11.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 1,039,852,697
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 16,999,547
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,039,852,697
Number of Holdings	48
Net Advisory Fee	$16,999,547
Portfolio Turnover	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	61.5%
Finance and Insurance	21.4%
Real Estate and Rental and Leasing	4.3%
Management of Companies and Enterprises	3.9%
Mining, Quarrying, and Oil and Gas Extraction	2.1%
Administrative and Support and Waste Management and Remediation Services	1.7%
Professional, Scientific, and Technical Services	1.4%
Construction	1.1%
Transportation and Warehousing	0.6%
Cash & Other	2.0%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	61.5%
Grayscale Bitcoin Trust ETF	12.8%
Landbridge Co. LLC	4.3%
Brookfield Corp.	3.7%
Hawaiian Electric Industries, Inc.	3.4%
Franco-Nevada Corp.	2.0%
Cboe Global Markets, Inc.	1.4%
Grayscale Bitcoin Mini Trust ETF	1.4%
Live Nation Entertainment, Inc.	1.4%
CACI International, Inc.	1.3%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Paradigm Fund
Class Name	Advisor Class C
Trading Symbol	KNPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Paradigm Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$221	2.39%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	2.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Advisor Class C posted a loss of 15.22% trailing the S&P 500 Index and MSCI All Country World Index which rose 17.88% and 22.34%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies, which we believe are well-positioned to benefit from infrastructure development related to energy, water and power transmission. However, these companies have legacy energy businesses, which were negatively impacted by materially lower oil prices. The energy exposure is limited to royalties and infrastructure but proved vulnerable to macroeconomic factors. Blockchain and cryptocurrency also detracted modestly from returns, with Bitcoin prices ultimately ending the year lower after making all-time highs in October. These losses were partially offset by exposure to precious metal royalty companies, and to a lesser extent, power utilities and financial exchanges.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions, particularly in a sustained inflationary environment. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within precious metal royalties, specifically Franco Nevada Corporation (Ticker: FNV).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class C (without sales charge)	-15.22	18.12	15.87
Advisor Class C (with sales charge)	-15.99	18.12	15.87
S&P 500 TR	17.88	14.42	14.82
MSCI ACWI Net Total Return Index (USD)	22.34	11.19	11.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 1,039,852,697
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 16,999,547
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,039,852,697
Number of Holdings	48
Net Advisory Fee	$16,999,547
Portfolio Turnover	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	61.5%
Finance and Insurance	21.4%
Real Estate and Rental and Leasing	4.3%
Management of Companies and Enterprises	3.9%
Mining, Quarrying, and Oil and Gas Extraction	2.1%
Administrative and Support and Waste Management and Remediation Services	1.7%
Professional, Scientific, and Technical Services	1.4%
Construction	1.1%
Transportation and Warehousing	0.6%
Cash & Other	2.0%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	61.5%
Grayscale Bitcoin Trust ETF	12.8%
Landbridge Co. LLC	4.3%
Brookfield Corp.	3.7%
Hawaiian Electric Industries, Inc.	3.4%
Franco-Nevada Corp.	2.0%
Cboe Global Markets, Inc.	1.4%
Grayscale Bitcoin Mini Trust ETF	1.4%
Live Nation Entertainment, Inc.	1.4%
CACI International, Inc.	1.3%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	The Paradigm Fund
Class Name	Institutional Class
Trading Symbol	KNPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Paradigm Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$133	1.44%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Institutional share class posted a loss of 14.41% trailing the S&P 500 Index and MSCI All Country World Index which rose 17.88% and 22.34%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies, which we believe are well-positioned to benefit from infrastructure development related to energy, water and power transmission. However, these companies have legacy energy businesses, which were negatively impacted by materially lower oil prices. The energy exposure is limited to royalties and infrastructure but proved vulnerable to macroeconomic factors. Blockchain and cryptocurrency also detracted modestly from returns, with Bitcoin prices ultimately ending the year lower after making all-time highs in October. These losses were partially offset by exposure to precious metal royalty companies, and to a lesser extent, power utilities and financial exchanges.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions, particularly in a sustained inflationary environment. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within precious metal royalties, specifically Franco Nevada Corporation (Ticker: FNV).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	-14.41	19.25	16.98
S&P 500 TR	17.88	14.42	14.82
MSCI ACWI Net Total Return Index (USD)	22.34	11.19	11.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 1,039,852,697
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 16,999,547
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,039,852,697
Number of Holdings	48
Net Advisory Fee	$16,999,547
Portfolio Turnover	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	61.5%
Finance and Insurance	21.4%
Real Estate and Rental and Leasing	4.3%
Management of Companies and Enterprises	3.9%
Mining, Quarrying, and Oil and Gas Extraction	2.1%
Administrative and Support and Waste Management and Remediation Services	1.7%
Professional, Scientific, and Technical Services	1.4%
Construction	1.1%
Transportation and Warehousing	0.6%
Cash & Other	2.0%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	61.5%
Grayscale Bitcoin Trust ETF	12.8%
Landbridge Co. LLC	4.3%
Brookfield Corp.	3.7%
Hawaiian Electric Industries, Inc.	3.4%
Franco-Nevada Corp.	2.0%
Cboe Global Markets, Inc.	1.4%
Grayscale Bitcoin Mini Trust ETF	1.4%
Live Nation Entertainment, Inc.	1.4%
CACI International, Inc.	1.3%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Paradigm Fund
Class Name	No Load Class
Trading Symbol	WWNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Paradigm Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$152	1.64%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s No-Load share class posted a loss of 14.59% trailing the S&P 500 Index and MSCI All Country World Index which rose 17.88% and 22.34%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies, which we believe are well-positioned to benefit from infrastructure development related to energy, water and power transmission. However, these companies have legacy energy businesses, which were negatively impacted by materially lower oil prices. The energy exposure is limited to royalties and infrastructure but proved vulnerable to macroeconomic factors. Blockchain and cryptocurrency also detracted modestly from returns, with Bitcoin prices ultimately ending the year lower after making all-time highs in October. These losses were partially offset by exposure to precious metal royalty companies, and to a lesser extent, power utilities and financial exchanges.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions, particularly in a sustained inflationary environment. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within precious metal royalties, specifically Franco Nevada Corporation (Ticker: FNV).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
No Load Class (without sales charge)	-14.59	19.01	16.74
S&P 500 TR	17.88	14.42	14.82
MSCI ACWI Net Total Return Index (USD)	22.34	11.19	11.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 1,039,852,697
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 16,999,547
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,039,852,697
Number of Holdings	48
Net Advisory Fee	$16,999,547
Portfolio Turnover	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	61.5%
Finance and Insurance	21.4%
Real Estate and Rental and Leasing	4.3%
Management of Companies and Enterprises	3.9%
Mining, Quarrying, and Oil and Gas Extraction	2.1%
Administrative and Support and Waste Management and Remediation Services	1.7%
Professional, Scientific, and Technical Services	1.4%
Construction	1.1%
Transportation and Warehousing	0.6%
Cash & Other	2.0%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	61.5%
Grayscale Bitcoin Trust ETF	12.8%
Landbridge Co. LLC	4.3%
Brookfield Corp.	3.7%
Hawaiian Electric Industries, Inc.	3.4%
Franco-Nevada Corp.	2.0%
Cboe Global Markets, Inc.	1.4%
Grayscale Bitcoin Mini Trust ETF	1.4%
Live Nation Entertainment, Inc.	1.4%
CACI International, Inc.	1.3%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Small Cap Opportunities Fund
Class Name	Advisor Class A
Trading Symbol	KSOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Small Cap Opportunities Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$181	1.89%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Advisor Class A posted a 8.89% loss trailing the S&P 600 Small Cap Index and S&P 500 Index which rose 6.02% and 17.88%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies, which we believe are well-positioned to benefit from infrastructure development related to energy, water and power transmission. However, these companies have legacy energy businesses, which were negatively impacted by materially lower oil prices. The energy exposure is limited to royalties and infrastructure but proved vulnerable to macroeconomic factors. Blockchain and cryptocurrency also detracted modestly from returns, with Bitcoin prices ultimately ending the year lower after making all-time highs in October. These losses were partially offset by exposure to defense and electric utility businesses.
POSITIONING
The portfolio remains focused on companies within the broader universe of high quality, real asset companies within the small capitalization universe. These companies should be resilient to the myriad of potential macroeconomic factors that influence smaller companies. Guided by long-term our value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within defense, specifically CACI International (Ticker: CACI).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class A (without sales charge)	-8.89	20.80	17.92
Advisor Class A (with sales charge)	-14.13	19.38	17.22
S&P 500 TR	17.88	14.42	14.82
S&P SmallCap 600 TR	6.02	7.31	9.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 446,432,817
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 6,421,711
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$446,432,817
Number of Holdings	70
Net Advisory Fee	$6,421,711
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	43.4%
Professional, Scientific, and Technical Services	7.4%
Finance and Insurance	7.2%
Management of Companies and Enterprises	7.2%
Real Estate and Rental and Leasing	4.7%
Mining, Quarrying, and Oil and Gas Extraction	3.8%
Accommodation and Food Services	3.2%
Financials	2.5%
Real Estate	2.1%
Cash & Other	18.5%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	43.3%
CACI International, Inc.	6.0%
Hawaiian Electric Industries, Inc.	5.5%
Grayscale Bitcoin Trust ETF	4.6%
Landbridge Co. LLC	4.3%
WaterBridge Infrastructure LLC	3.3%
Civeo Corp.	2.9%
DREAM Unlimited Corp.	2.1%
Carnival Corp.	2.0%
Urbana Corp.	1.7%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Small Cap Opportunities Fund
Class Name	Advisor Class C
Trading Symbol	KSOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Small Cap Opportunities Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$228	2.39%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Advisor Class C posted a 9.34% loss trailing the S&P 600 Small Cap Index and S&P 500 Index which rose 6.02% and 17.88%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies, which we believe are well-positioned to benefit from infrastructure development related to energy, water and power transmission. However, these companies have legacy energy businesses, which were negatively impacted by materially lower oil prices. The energy exposure is limited to royalties and infrastructure but proved vulnerable to macroeconomic factors. Blockchain and cryptocurrency also detracted modestly from returns, with Bitcoin prices ultimately ending the year lower after making all-time highs in October. These losses were partially offset by exposure to defense and electric utility businesses.
POSITIONING
The portfolio remains focused on companies within the broader universe of high quality, real asset companies within the small capitalization universe. These companies should be resilient to the myriad of potential macroeconomic factors that influence smaller companies. Guided by long-term our value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within defense, specifically CACI International (Ticker: CACI).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class C (without sales charge)	-9.34	20.20	17.33
Advisor Class C (with sales charge)	-10.25	20.20	17.33
S&P 500 TR	17.88	14.42	14.82
S&P SmallCap 600 TR	6.02	7.31	9.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 446,432,817
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 6,421,711
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$446,432,817
Number of Holdings	70
Net Advisory Fee	$6,421,711
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	43.4%
Professional, Scientific, and Technical Services	7.4%
Finance and Insurance	7.2%
Management of Companies and Enterprises	7.2%
Real Estate and Rental and Leasing	4.7%
Mining, Quarrying, and Oil and Gas Extraction	3.8%
Accommodation and Food Services	3.2%
Financials	2.5%
Real Estate	2.1%
Cash & Other	18.5%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	43.3%
CACI International, Inc.	6.0%
Hawaiian Electric Industries, Inc.	5.5%
Grayscale Bitcoin Trust ETF	4.6%
Landbridge Co. LLC	4.3%
WaterBridge Infrastructure LLC	3.3%
Civeo Corp.	2.9%
DREAM Unlimited Corp.	2.1%
Carnival Corp.	2.0%
Urbana Corp.	1.7%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	The Small Cap Opportunities Fund
Class Name	Institutional Class
Trading Symbol	KSCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Small Cap Opportunities Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$138	1.44%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Institutional class posted a 8.47% loss trailing the S&P 600 Small Cap Index and S&P 500 Index which rose 6.02% and 17.88%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies, which we believe are well-positioned to benefit from infrastructure development related to energy, water and power transmission. However, these companies have legacy energy businesses, which were negatively impacted by materially lower oil prices. The energy exposure is limited to royalties and infrastructure but proved vulnerable to macroeconomic factors. Blockchain and cryptocurrency also detracted modestly from returns, with Bitcoin prices ultimately ending the year lower after making all-time highs in October. These losses were partially offset by exposure to defense and electric utility businesses.
POSITIONING
The portfolio remains focused on companies within the broader universe of high quality, real asset companies within the small capitalization universe. These companies should be resilient to the myriad of potential macroeconomic factors that influence smaller companies. Guided by long-term our value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within defense, specifically CACI International (Ticker: CACI).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	-8.47	21.34	18.45
S&P 500 TR	17.88	14.42	14.82
S&P SmallCap 600 TR	6.02	7.31	9.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 446,432,817
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 6,421,711
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$446,432,817
Number of Holdings	70
Net Advisory Fee	$6,421,711
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	43.4%
Professional, Scientific, and Technical Services	7.4%
Finance and Insurance	7.2%
Management of Companies and Enterprises	7.2%
Real Estate and Rental and Leasing	4.7%
Mining, Quarrying, and Oil and Gas Extraction	3.8%
Accommodation and Food Services	3.2%
Financials	2.5%
Real Estate	2.1%
Cash & Other	18.5%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	43.3%
CACI International, Inc.	6.0%
Hawaiian Electric Industries, Inc.	5.5%
Grayscale Bitcoin Trust ETF	4.6%
Landbridge Co. LLC	4.3%
WaterBridge Infrastructure LLC	3.3%
Civeo Corp.	2.9%
DREAM Unlimited Corp.	2.1%
Carnival Corp.	2.0%
Urbana Corp.	1.7%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Small Cap Opportunities Fund
Class Name	No Load Class
Trading Symbol	KSCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Small Cap Opportunities Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$157	1.64%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s No-Load class posted a 8.66% loss trailing the S&P 600 Small Cap Index and S&P 500 Index which rose 6.02% and 17.88%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies, which we believe are well-positioned to benefit from infrastructure development related to energy, water and power transmission. However, these companies have legacy energy businesses, which were negatively impacted by materially lower oil prices. The energy exposure is limited to royalties and infrastructure but proved vulnerable to macroeconomic factors. Blockchain and cryptocurrency also detracted modestly from returns, with Bitcoin prices ultimately ending the year lower after making all-time highs in October. These losses were partially offset by exposure to defense and electric utility businesses.
POSITIONING
The portfolio remains focused on companies within the broader universe of high quality, real asset companies within the small capitalization universe. These companies should be resilient to the myriad of potential macroeconomic factors that influence smaller companies. Guided by long-term our value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within defense, specifically CACI International (Ticker: CACI).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
No Load Class (without sales charge)	-8.66	21.10	18.22
S&P 500 TR	17.88	14.42	14.82
S&P SmallCap 600 TR	6.02	7.31	9.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 446,432,817
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 6,421,711
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$446,432,817
Number of Holdings	70
Net Advisory Fee	$6,421,711
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	43.4%
Professional, Scientific, and Technical Services	7.4%
Finance and Insurance	7.2%
Management of Companies and Enterprises	7.2%
Real Estate and Rental and Leasing	4.7%
Mining, Quarrying, and Oil and Gas Extraction	3.8%
Accommodation and Food Services	3.2%
Financials	2.5%
Real Estate	2.1%
Cash & Other	18.5%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	43.3%
CACI International, Inc.	6.0%
Hawaiian Electric Industries, Inc.	5.5%
Grayscale Bitcoin Trust ETF	4.6%
Landbridge Co. LLC	4.3%
WaterBridge Infrastructure LLC	3.3%
Civeo Corp.	2.9%
DREAM Unlimited Corp.	2.1%
Carnival Corp.	2.0%
Urbana Corp.	1.7%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Market Opportunities Fund
Class Name	Advisor Class A
Trading Symbol	KMKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Market Opportunities Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$162	1.65%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Advisor Class A posted a loss of 3.31% trailing the S&P 500 Index and MSCI EAFE Index which posted gains of 17.88% and 31.22%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies and blockchain/Bitcoin related investments. These investments remain strong long-term investments, despite having mixed performance this year. These losses were partially offset by gains in electric utility, precious metal royalty and asset management holding companies.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions. These businesses often have exposure to dynamic end markets in capital markets related industries that have unique growth potential. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within precious metals, specifically Wheaton Precious Metals (Ticker: HEI).
The Fund’s top detractor: Security selection within the blockchain/crypto, specifically Grayscale Bitcoin Trust (Ticker: GBTC).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class A (without sales charge)	-3.31	19.17	18.60
Advisor Class A (with sales charge)	-8.88	17.77	17.90
S&P 500 TR	17.88	14.42	14.82
MSCI EAFE Net (USD)	31.22	8.92	8.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 267,487,159
Holdings Count | $ / shares	83
Advisory Fees Paid, Amount	$ 3,861,598
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$267,487,159
Number of Holdings	83
Net Advisory Fee	$3,861,598
Portfolio Turnover	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	35.1%
Finance and Insurance	22.0%
Management of Companies and Enterprises	9.4%
Financials	5.1%
Mining, Quarrying, and Oil and Gas Extraction	4.9%
Real Estate and Rental and Leasing	3.8%
Professional, Scientific, and Technical Services	1.8%
Wholesale Trade	1.5%
Manufacturing	0.9%
Cash & Other	15.5%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	35.1%
Grayscale Bitcoin Trust ETF	15.3%
Hawaiian Electric Industries, Inc.	7.4%
WaterBridge Infrastructure LLC	3.1%
Landbridge Co. LLC	3.0%
Partners Value Investments LP	2.5%
Miami International Holdings, Inc.	2.4%
Bolt Data & Energy Inc.	2.2%
Grayscale Bitcoin Mini Trust ETF	1.7%
White Mountains Insurance Group Ltd.	1.5%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Market Opportunities Fund
Class Name	Advisor Class C
Trading Symbol	KMKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Market Opportunities Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$211	2.15%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Advisor Class C posted a loss of 3.80% trailing the S&P 500 Index and MSCI EAFE Index which posted gains of 17.88% and 31.22%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies and blockchain/Bitcoin related investments. These investments remain strong long-term investments, despite having mixed performance this year. These losses were partially offset by gains in electric utility, precious metal royalty and asset management holding companies.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions. These businesses often have exposure to dynamic end markets in capital markets related industries that have unique growth potential. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within precious metals, specifically Wheaton Precious Metals (Ticker: HEI).
The Fund’s top detractor: Security selection within the blockchain/crypto, specifically Grayscale Bitcoin Trust (Ticker: GBTC).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class C (without sales charge)	-3.80	18.57	18.01
Advisor Class C (with sales charge)	-4.76	18.57	18.01
S&P 500 TR	17.88	14.42	14.82
MSCI EAFE Net (USD)	31.22	8.92	8.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 267,487,159
Holdings Count | $ / shares	83
Advisory Fees Paid, Amount	$ 3,861,598
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$267,487,159
Number of Holdings	83
Net Advisory Fee	$3,861,598
Portfolio Turnover	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	35.1%
Finance and Insurance	22.0%
Management of Companies and Enterprises	9.4%
Financials	5.1%
Mining, Quarrying, and Oil and Gas Extraction	4.9%
Real Estate and Rental and Leasing	3.8%
Professional, Scientific, and Technical Services	1.8%
Wholesale Trade	1.5%
Manufacturing	0.9%
Cash & Other	15.5%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	35.1%
Grayscale Bitcoin Trust ETF	15.3%
Hawaiian Electric Industries, Inc.	7.4%
WaterBridge Infrastructure LLC	3.1%
Landbridge Co. LLC	3.0%
Partners Value Investments LP	2.5%
Miami International Holdings, Inc.	2.4%
Bolt Data & Energy Inc.	2.2%
Grayscale Bitcoin Mini Trust ETF	1.7%
White Mountains Insurance Group Ltd.	1.5%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	The Market Opportunities Fund
Class Name	Institutional Class
Trading Symbol	KMKYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Market Opportunities Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$118	1.20%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Institutional class posted a loss of 2.89% trailing the S&P 500 Index and MSCI EAFE Index which posted gains of 17.88% and 31.22%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies and blockchain/Bitcoin related investments. These investments remain strong long-term investments, despite having mixed performance this year. These losses were partially offset by gains in electric utility, precious metal royalty and asset management holding companies.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions. These businesses often have exposure to dynamic end markets in capital markets related industries that have unique growth potential. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within precious metals, specifically Wheaton Precious Metals (Ticker: HEI).
The Fund’s top detractor: Security selection within the blockchain/crypto, specifically Grayscale Bitcoin Trust (Ticker: GBTC).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	-2.89	19.71	19.15
S&P 500 TR	17.88	14.42	14.82
MSCI EAFE Net (USD)	31.22	8.92	8.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 267,487,159
Holdings Count | $ / shares	83
Advisory Fees Paid, Amount	$ 3,861,598
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$267,487,159
Number of Holdings	83
Net Advisory Fee	$3,861,598
Portfolio Turnover	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	35.1%
Finance and Insurance	22.0%
Management of Companies and Enterprises	9.4%
Financials	5.1%
Mining, Quarrying, and Oil and Gas Extraction	4.9%
Real Estate and Rental and Leasing	3.8%
Professional, Scientific, and Technical Services	1.8%
Wholesale Trade	1.5%
Manufacturing	0.9%
Cash & Other	15.5%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	35.1%
Grayscale Bitcoin Trust ETF	15.3%
Hawaiian Electric Industries, Inc.	7.4%
WaterBridge Infrastructure LLC	3.1%
Landbridge Co. LLC	3.0%
Partners Value Investments LP	2.5%
Miami International Holdings, Inc.	2.4%
Bolt Data & Energy Inc.	2.2%
Grayscale Bitcoin Mini Trust ETF	1.7%
White Mountains Insurance Group Ltd.	1.5%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Market Opportunities Fund
Class Name	No Load Class
Trading Symbol	KMKNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Market Opportunities Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$138	1.40%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s No-Load class posted a loss of 3.09% trailing the S&P 500 Index and MSCI EAFE Index which posted gains of 17.88% and 31.22%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies and blockchain/Bitcoin related investments. These investments remain strong long-term investments, despite having mixed performance this year. These losses were partially offset by gains in electric utility, precious metal royalty and asset management holding companies.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions. These businesses often have exposure to dynamic end markets in capital markets related industries that have unique growth potential. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within precious metals, specifically Wheaton Precious Metals (Ticker: HEI).
The Fund’s top detractor: Security selection within the blockchain/crypto, specifically Grayscale Bitcoin Trust (Ticker: GBTC).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
No Load Class (without sales charge)	-3.09	19.47	18.90
S&P 500 TR	17.88	14.42	14.82
MSCI EAFE Net (USD)	31.22	8.92	8.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 267,487,159
Holdings Count | $ / shares	83
Advisory Fees Paid, Amount	$ 3,861,598
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$267,487,159
Number of Holdings	83
Net Advisory Fee	$3,861,598
Portfolio Turnover	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	35.1%
Finance and Insurance	22.0%
Management of Companies and Enterprises	9.4%
Financials	5.1%
Mining, Quarrying, and Oil and Gas Extraction	4.9%
Real Estate and Rental and Leasing	3.8%
Professional, Scientific, and Technical Services	1.8%
Wholesale Trade	1.5%
Manufacturing	0.9%
Cash & Other	15.5%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	35.1%
Grayscale Bitcoin Trust ETF	15.3%
Hawaiian Electric Industries, Inc.	7.4%
WaterBridge Infrastructure LLC	3.1%
Landbridge Co. LLC	3.0%
Partners Value Investments LP	2.5%
Miami International Holdings, Inc.	2.4%
Bolt Data & Energy Inc.	2.2%
Grayscale Bitcoin Mini Trust ETF	1.7%
White Mountains Insurance Group Ltd.	1.5%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Multi-Disciplinary Income Fund
Class Name	No Load Class
Trading Symbol	KMDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Multi-Disciplinary Income Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s No-Load class posted a return of 5.13% (net of expenses), driven by its re-positioning of its portfolio investment mix (during 2023) to include only high-quality collateralized loan obligation (“CLO”) debt tranche investments.
WHAT FACTORS INFLUENCED PERFORMANCE
The CLO debt tranches held by the Fund generated current cash income and avoided significant interest rate risks inherent in more traditional fixed income investment strategies. The Fund also benefited from fewer than anticipated interest rate cuts by the Federal Reserve in 2025.
POSITIONING
The Fund’s investments include only AAA and AA rated CLO debt tranches. During 2025, the Fund increased its portfolio weighing of AA rated CLO debt given the higher yields and the minimal incremental credit risk relative to AAA rated CLO debt.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance, specifically due to the increase in the Funds weighing of AA debt investments during 2025 and the overall credit performance of the Fund’s investments.
The Fund’s top detractor: The Fund suffered no impairment related losses in any investment during the year due to any credit event.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
No Load Class (without sales charge)	5.23	3.19	3.72
Bloomberg US Aggregate Bond Index	7.30	-0.36	2.01
Bloomberg U.S. High Yield Corporate Bond Index	8.62	4.51	6.53
CBOE S&P 500 PutWrite Index (PUT)	9.19	10.59	7.98
Cboe S&P 500 BuyWrite Monthly Index	8.91	9.33	7.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 17,431,820
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 39,162
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$17,431,820
Number of Holdings	28
Net Advisory Fee	$39,162
Portfolio Turnover	74%
Average Credit Quality	AAA
Effective Duration	2 Yrs
30-Day SEC Yield	4.92%
30-Day SEC Yield Unsubsidized	4.74%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Asset Backed Securities	90.4%
Cash & Other	9.6%

Top 10 Issuers	(%)
Brant Point Clo 2024-6 Ltd.	12.1%
Sound Point CLO XXXIII Ltd.	8.9%
BlueMountain CLO XXXV Ltd.	7.2%
Post CLO 2023-1 Ltd.	6.7%
Apex Credit Clo 2021 Ltd.	4.6%
Eaton Vance CLO 2013-1 Ltd.	4.3%
Elevation CLO 2013-1 Ltd.	4.3%
Atlantic Avenue 2023-1 Ltd.	4.3%
Abry Liquid Credit CLO 2025-1 Ltd.	3.0%
Battery Park CLO II Ltd.	2.9%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Kinetics Kinetics Spin-off and Corporate Restructuring Fund
Class Name	Advisor Class A
Trading Symbol	LSHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Kinetics Kinetics Spin-off and Corporate Restructuring Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$139	1.54%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Advisor Class A posted a loss of 19.50%, trailing the S&P 500 Index, which posted a gain of 17.88% for the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies, which we believe are well-positioned to benefit from infrastructure development related to energy, water and power transmission. However, these companies have legacy energy businesses, which were negatively impacted by materially lower oil prices. The energy exposure is limited to royalties and infrastructure but proved vulnerable to macroeconomic factors. Blockchain and cryptocurrency also detracted modestly from returns, with Bitcoin prices ultimately ending the year lower after making all-time highs in October. These losses were partially offset by exposure to power utilities.
POSITIONING
The portfolio remains focused on companies that are actively seeking to maximize shareholder value through spin-offs and subject to restructuring activity. These types of activities have been limited by volatile interest rates and economic policies, which should both prove to be temporary. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within financial services, specifically Associated Capital Group (Ticker: ACGP).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class A (without sales charge)	-19.50	18.62	14.43
Advisor Class A (with sales charge)	-24.13	17.23	13.76
S&P 500 TR	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 26,148,867
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 348,840
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$26,148,867
Number of Holdings	35
Net Advisory Fee	$348,840
Portfolio Turnover	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	76.3%
Finance and Insurance	7.6%
Real Estate and Rental and Leasing	5.4%
Management of Companies and Enterprises	4.3%
Mining, Quarrying, and Oil and Gas Extraction	1.2%
Energy	0.9%
Accommodation and Food Services	0.8%
Manufacturing	0.7%
Professional, Scientific, and Technical Services	0.4%
Cash & Other	2.4%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	76.2%
Landbridge Co. LLC	5.4%
Associated Capital Group, Inc.	5.0%
Hawaiian Electric Industries, Inc.	3.3%
GAMCO Investors, Inc.	1.8%
WaterBridge Infrastructure LLC	1.1%
PrairieSky Royalty Ltd.	0.9%
Civeo Corp.	0.8%
Grayscale Bitcoin Mini Trust ETF	0.7%
White Mountains Insurance Group Ltd.	0.5%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Kinetics Kinetics Spin-off and Corporate Restructuring Fund
Class Name	Advisor Class C
Trading Symbol	LSHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Kinetics Kinetics Spin-off and Corporate Restructuring Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$203	2.25%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Advisor Class C posted a loss of 20.09%, trailing the S&P 500 Index, which posted a gain of 17.88% for the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies, which we believe are well-positioned to benefit from infrastructure development related to energy, water and power transmission. However, these companies have legacy energy businesses, which were negatively impacted by materially lower oil prices. The energy exposure is limited to royalties and infrastructure but proved vulnerable to macroeconomic factors. Blockchain and cryptocurrency also detracted modestly from returns, with Bitcoin prices ultimately ending the year lower after making all-time highs in October. These losses were partially offset by exposure to power utilities.
POSITIONING
The portfolio remains focused on companies that are actively seeking to maximize shareholder value through spin-offs and subject to restructuring activity. These types of activities have been limited by volatile interest rates and economic policies, which should both prove to be temporary. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within financial services, specifically Associated Capital Group (Ticker: ACGP).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class C (without sales charge)	-20.12	17.74	13.56
Advisor Class C (with sales charge)	-20.79	17.74	13.56
S&P 500 TR	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 26,148,867
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 348,840
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$26,148,867
Number of Holdings	35
Net Advisory Fee	$348,840
Portfolio Turnover	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	76.3%
Finance and Insurance	7.6%
Real Estate and Rental and Leasing	5.4%
Management of Companies and Enterprises	4.3%
Mining, Quarrying, and Oil and Gas Extraction	1.2%
Energy	0.9%
Accommodation and Food Services	0.8%
Manufacturing	0.7%
Professional, Scientific, and Technical Services	0.4%
Cash & Other	2.4%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	76.2%
Landbridge Co. LLC	5.4%
Associated Capital Group, Inc.	5.0%
Hawaiian Electric Industries, Inc.	3.3%
GAMCO Investors, Inc.	1.8%
WaterBridge Infrastructure LLC	1.1%
PrairieSky Royalty Ltd.	0.9%
Civeo Corp.	0.8%
Grayscale Bitcoin Mini Trust ETF	0.7%
White Mountains Insurance Group Ltd.	0.5%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	The Kinetics Kinetics Spin-off and Corporate Restructuring Fund
Class Name	Institutional Class
Trading Symbol	LSHUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Kinetics Kinetics Spin-off and Corporate Restructuring Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$111	1.23%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Institutional class posted a loss of 19.28%, trailing the S&P 500 Index, which posted a gain of 17.88% for the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies, which we believe are well-positioned to benefit from infrastructure development related to energy, water and power transmission. However, these companies have legacy energy businesses, which were negatively impacted by materially lower oil prices. The energy exposure is limited to royalties and infrastructure but proved vulnerable to macroeconomic factors. Blockchain and cryptocurrency also detracted modestly from returns, with Bitcoin prices ultimately ending the year lower after making all-time highs in October. These losses were partially offset by exposure to power utilities.
POSITIONING
The portfolio remains focused on companies that are actively seeking to maximize shareholder value through spin-offs and subject to restructuring activity. These types of activities have been limited by volatile interest rates and economic policies, which should both prove to be temporary. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within financial services, specifically Associated Capital Group (Ticker: ACGP).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	-19.28	18.93	14.72
S&P 500 TR	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 26,148,867
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 348,840
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$26,148,867
Number of Holdings	35
Net Advisory Fee	$348,840
Portfolio Turnover	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	76.3%
Finance and Insurance	7.6%
Real Estate and Rental and Leasing	5.4%
Management of Companies and Enterprises	4.3%
Mining, Quarrying, and Oil and Gas Extraction	1.2%
Energy	0.9%
Accommodation and Food Services	0.8%
Manufacturing	0.7%
Professional, Scientific, and Technical Services	0.4%
Cash & Other	2.4%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	76.2%
Landbridge Co. LLC	5.4%
Associated Capital Group, Inc.	5.0%
Hawaiian Electric Industries, Inc.	3.3%
GAMCO Investors, Inc.	1.8%
WaterBridge Infrastructure LLC	1.1%
PrairieSky Royalty Ltd.	0.9%
Civeo Corp.	0.8%
Grayscale Bitcoin Mini Trust ETF	0.7%
White Mountains Insurance Group Ltd.	0.5%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Kinetics Kinetics Spin-off and Corporate Restructuring Fund
Class Name	No Load Class
Trading Symbol	LSHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Kinetics Kinetics Spin-off and Corporate Restructuring Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$133	1.47%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s No-Load class posted a loss of 19.45%, trailing the S&P 500 Index, which posted a gain of 17.88% for the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies, which we believe are well-positioned to benefit from infrastructure development related to energy, water and power transmission. However, these companies have legacy energy businesses, which were negatively impacted by materially lower oil prices. The energy exposure is limited to royalties and infrastructure but proved vulnerable to macroeconomic factors. Blockchain and cryptocurrency also detracted modestly from returns, with Bitcoin prices ultimately ending the year lower after making all-time highs in October. These losses were partially offset by exposure to power utilities.
POSITIONING
The portfolio remains focused on companies that are actively seeking to maximize shareholder value through spin-offs and subject to restructuring activity. These types of activities have been limited by volatile interest rates and economic policies, which should both prove to be temporary. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within financial services, specifically Associated Capital Group (Ticker: ACGP).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/11/2017)
No Load Class (without sales charge)	-19.45	18.68	15.01
S&P 500 TR	17.88	14.42	14.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 26,148,867
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 348,840
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$26,148,867
Number of Holdings	35
Net Advisory Fee	$348,840
Portfolio Turnover	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	76.3%
Finance and Insurance	7.6%
Real Estate and Rental and Leasing	5.4%
Management of Companies and Enterprises	4.3%
Mining, Quarrying, and Oil and Gas Extraction	1.2%
Energy	0.9%
Accommodation and Food Services	0.8%
Manufacturing	0.7%
Professional, Scientific, and Technical Services	0.4%
Cash & Other	2.4%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	76.2%
Landbridge Co. LLC	5.4%
Associated Capital Group, Inc.	5.0%
Hawaiian Electric Industries, Inc.	3.3%
GAMCO Investors, Inc.	1.8%
WaterBridge Infrastructure LLC	1.1%
PrairieSky Royalty Ltd.	0.9%
Civeo Corp.	0.8%
Grayscale Bitcoin Mini Trust ETF	0.7%
White Mountains Insurance Group Ltd.	0.5%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/